RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2022
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$6,826,613	$1,777,985	$591,777	$4,456,851

Accrued partnership management fee not deducted for income tax purposes	(7,378,806)	(2,571,761)	(637,492)	(4,169,553)

Other	(1,411,201)	—	(696,677)	(714,524)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(340,157)	—	(21,736)	(318,421)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(514,849)	—	(81,331)	(433,518)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(9,104,023)	(2,694,995)	(750,689)	(5,658,339)

Income (loss) for tax return purposes, December 31, 2021	$(11,922,423)	$(3,488,771)	$(1,596,148)	$(6,837,504)

For income tax purposes, the Fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$805,090	$969,566	$(15,857)	$(148,619)

Accrued partnership management fee not deducted for income tax purposes	(177,787)	(404,362)	(144,607)	371,182

Other	2,884,938	1,375,707	1,120,148	389,083

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,017,142)	(163,332)	(113,296)	(740,514)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(776,438)	(157,102)	(29,526)	(589,810)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,527,032)	(1,928,003)	(505,298)	(1,093,731)

Income (loss) for tax return purposes, December 31, 2020	$(1,808,371)	$(307,526)	$311,564	$(1,812,409)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN – (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2021	$3,206,348	$248,114	$(1,673,812)	$4,632,046

Impairment loss in investment in operating limited partnerships	(13,255,787)	—	—	(13,255,787)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(3,471,319)	—	(384,422)	(3,086,897)

Other	13,520,758	(248,114)	2,058,234	11,710,638

Investments in operating limited partnerships - as reported	$—	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2020	$14,628,461	$3,610,506	$(146,032)	$11,163,987

Impairment loss in investment in operating limited partnerships	(32,206,478)	(5,310,652)	(2,249,326)	(24,646,500)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(11,880,114)	(769,653)	(303,091)	(10,807,370)

Other	29,458,131	2,469,799	2,698,449	24,289,883

Investments in operating limited partnerships - as reported	$—	$—	$—	$—